PENSION AND OTHER POST-RETIREMENT BENEFITS (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 26, 2014	Oct. 27, 2013	Oct. 28, 2012
Pension Benefits
Weighted-average assumptions used to determine benefit obligations
Discount rate (as a percent)	4.31%	4.89%
Rate of future compensation increase (as a percent)	3.94%	3.91%
Weighted-average assumptions used to determine net periodic benefit costs
Discount rate (as a percent)	4.89%	4.05%	5.33%
Rate of future compensation increase (as a percent)	3.91%	3.97%	3.93%
Expected long-term return on plan assets (as a percent)	7.80%	7.90%	8.00%
Effect of one-percentage-point change
Effect of one-percentage-point increase in discount rate on expense	$ (13,494)
Effect of one-percentage-point decrease in discount rate on expense	17,172
Effect of one-percentage-point increase in discount rate on benefit obligation	(155,910)
Effect of one-percentage-point decrease in discount rate on benefit obligation	195,454
Effect of one-percentage-point increase in expected long-term rate of return on plan assets	(11,531)
Effect of one-percentage-point decrease in expected long-term rate of return on plan assets	11,531
Effect of one-percentage-point increase in rate of future compensation increase on expense	869
Effect of one-percentage-point decrease in rate of future compensation increase on expense	(841)
Effect of one-percentage-point increase in rate of future compensation increase on benefit obligation	4,713
Effect of one-percentage-point decrease in rate of future compensation increase on benefit obligation	(4,586)
Post-retirement Benefits
Weighted-average assumptions used to determine net periodic benefit costs
Increase in per capita cost of covered health care benefits assumed for next fiscal year (as a percent)	8.00%
Expected ultimate pre-Medicare and post-Medicare rate (as a percent)	5.00%
Year that reaches the ultimate trend rate	2020
Effect of one-percentage-point change
Effect of one-percentage-point increase in discount rate on expense	1,209
Effect of one-percentage-point decrease in discount rate on expense	4,178
Effect of one-percentage-point increase in discount rate on benefit obligation	(33,151)
Effect of one-percentage-point decrease in discount rate on benefit obligation	40,195
Effect of one-percentage-point increase in health care cost trend rate on expense	1,935
Effect of one-percentage-point decrease in health care cost trend rate on expense	(1,610)
Effect of one-percentage-point increase in health care cost trend rate on benefit obligation	35,953
Effect of one-percentage-point decrease in health care cost trend rate on benefit obligation	$ (29,773)